Pension And Other Postretirement Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Pension And Other Postretirement Benefits
PENSION AND OTHER POSTRETIREMENT BENEFITS

The following table (in thousands) presents information for the six months ended June 30, 2015, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2014, before tax adjustments	$(91,182)
Net benefit cost components reflected in net funded status during first quarter:
Service cost	(2,079)
Interest cost	(7,408)
Expected return on assets	11,206
Employer contributions during quarter	25,000
Net unfunded status at March 31, 2015, before tax adjustments	$(64,463)
Net benefit cost components reflected in net funded status during second quarter:
Service cost	(2,078)
Interest cost	(7,408)
Expected return on assets	11,206
Net unfunded status at June 30, 2015, before tax adjustments	$(62,743)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2014, before tax adjustments	$236,891
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,216)
Amortization of net actuarial loss	(3,475)
Regulatory assets at March 31, 2015, before tax adjustments	$232,200
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,217)
Amortization of net actuarial loss	(3,475)
Regulatory assets at June 30, 2015, before tax adjustments	$227,508

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts yet to be recognized as components of net periodic benefit costs.

Pension Expense

The following table presents net periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Six Months Ended,
	June 30,		June 30,
	2015	2014	2015	2014
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$2,078	$1,807	$4,157	$3,615
Interest cost	7,408	7,789	14,816	15,577
Expected return on plan assets	(11,206)	(10,473)	(22,412)	(20,946)
Amortization of prior service cost	1,217	1,213	2,433	2,426
Amortization of actuarial loss	3,475	2,426	6,950	4,855
Net periodic benefit cost	$2,972	$2,762	$5,944	$5,527

In addition, IPL provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. These postretirement health care benefits and the related unfunded obligation was $5.7 million and $5.4 million at June 30, 2015 and December 31, 2014, respectively.  The related expense was not material to the Financial Statements in the periods covered by this report.

PENSION AND OTHER POSTRETIREMENT BENEFITS

Approximately 86% of IPL’s active employees are covered by the Defined Benefit Pension Plan as well as the Thrift Plan. The Defined Benefit Pension Plan is a qualified defined benefit plan, while the Thrift Plan is a qualified defined contribution plan. The remaining 14% of active employees are covered by the RSP. The RSP is a qualified defined contribution plan containing a profit sharing component. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan. This lump sum is in addition to the IPL match of participant contributions up to 6% of base compensation. The Defined Benefit Pension Plan is noncontributory and is funded through a trust. Benefits are based on each individual employee’s pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2014 was 25. The plan is closed to new participants.

IPL also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 175 active employees and 38 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2014. The plan is unfunded. These postretirement health care benefits and the related obligation were not material to the consolidated financial statements in the periods covered by this report.
The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	$650,713	$763,600
Service cost	7,231	9,195
Interest cost	31,154	28,363
Actuarial loss (gain)	90,693	(99,455)
Amendments (primarily increases in pension bands)	1,233	(1)
Benefits paid	(32,603)	(50,989)
Projected benefit obligation at ending Measurement Date	748,421	650,713
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	561,586	495,082
Actual return on plan assets	74,147	67,791
Employer contributions	54,109	49,702
Benefits paid	(32,603)	(50,989)
Fair value of plan assets at ending Measurement Date	657,239	561,586
Unfunded status	$(91,182)	$(89,127)
Amounts recognized in the statement of financial position under ASC 715:
Current liabilities
Noncurrent liabilities	(91,182)	(89,127)
Net amount recognized	$(91,182)	$(89,127)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$1,233	$—
Net loss (gain) arising during period	58,439	(128,960)
Amortization of prior service cost	(4,853)	(4,916)
Amortization of loss	(9,710)	(22,735)
Total recognized in regulatory assets(1)	$45,109	$(156,611)
Total amounts included in accumulated other comprehensive income (loss)	NA(1)	NA(1)
Amounts included in regulatory assets and liabilities(1):
Net loss	$211,592	$162,863
Prior service cost	25,299	28,920
Total amounts included in regulatory assets	$236,891	$191,783

(1) Represents amounts included in regulatory assets (liabilities) yet to be recognized as components of net prepaid (accrued) benefit costs.
Effect of ASC 715

ASC 715 requires a portion of pension and other postretirement liabilities to be classified as current liabilities to the extent the following year’s expected benefit payments are in excess of the fair value of plan assets. As each Pension Plan has assets with fair values in excess of the following year’s expected benefit payments, no amounts have been classified as current. Therefore, the entire net amount recognized in IPALCO’s Consolidated Balance Sheets of $91.2 million is classified as a long-term liability.

Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Benefit obligation	$748,421	$650,713
Plan assets	657,239	561,586
Benefit obligation in excess of plan assets	$91,182	$89,127

IPL’s total benefit obligation in excess of plan assets was $91.2 million as of December 31, 2014 ($90.1 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).

Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Accumulated benefit obligation	$734,328	$638,048
Plan assets	657,239	561,586
Accumulated benefit obligation in excess of plan assets	$77,089	$76,462

IPL’s total accumulated benefit obligation in excess of plan assets was $77.1 million as of December 31, 2014 ($76.0 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).

Pension Benefits and Expense

The 2014 net actuarial loss of $58.4 million is comprised of two parts: (1) a $90.7 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities (resulting in a loss of $73.4 million) and the adoption of a new mortality table (resulting in a loss of $19.4 million); partially offset by (2) a $32.3 million pension asset actuarial gain primarily due to higher than expected return on assets. The unrecognized net loss of $211.6 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates, the lower than expected return on assets during the year 2008, and the adoption of new mortality tables which increased the expected benefit obligation due to the longer expected lives of plan participants, since ASC 715 was adopted.  During 2014, the accumulated net loss was increased due to a combination of lower discount rates used to value pension liabilities and the adoption of a new mortality table to reflect the longer expected lives of plan participants, which was partially offset by a greater than expected return on pension assets.  The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 9.75 years based on estimated demographic data as of December 31, 2014. The projected benefit obligation of $748.4 million, less the fair value of assets of $657.2 million results in an unfunded status of $91.2 million at December 31, 2014.

	Pension benefits for years ended December 31,
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,231	$9,195	$7,986
Interest cost	31,154	28,363	30,232
Expected return on plan assets	(41,893)	(38,287)	(32,554)
Amortization of prior service cost	4,853	4,916	4,246
Recognized actuarial loss	9,710	22,735	19,471
Total pension cost	11,055	26,922	29,381
Less: amounts capitalized	1,426	2,881	2,497
Amount charged to expense	$9,629	$24,041	$26,884
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.92%	3.80%	4.56%
Discount rate – supplemental retirement plan	4.64%	3.41%	4.37%
Expected return on defined benefit pension plan assets	7.00%	7.25%	7.50%
Expected return on supplemental retirement plan assets	7.00%	7.25%	7.50%

Pension expense for the following year is determined as of the December 31st measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return, and correlation assumptions across asset classes. For 2014, pension expense was determined using an assumed long-term rate of return on plan assets of 7.00%. As of the December 31, 2014 measurement date, IPL decreased the discount rate from 4.92% to 4.06% for the Defined Benefit Pension Plan and decreased the discount rate from 4.64% to 3.82% for the Supplemental Retirement Plan. The discount rate assumption affects the pension expense determined for 2015. In addition, IPL decreased the expected long-term rate of return on plan assets from 7.00% to 6.75% effective January 1, 2015. The expected long-term rate of return assumption affects the pension expense determined for 2015. The effect on 2015 total pension expense of a 25 basis point increase and decrease in the assumed discount rate is $(1.7) million and $1.7 million respectively. The effect on 2015 total pension expense of a 100 basis point increase and decrease in the expected long-term rate of return on plan assets is $(6.7) million and $6.7 million, respectively.

Expected amortization

The estimated net loss and prior service cost for the Pension Plans that will be amortized from the regulatory asset into net periodic benefit cost over the 2015 plan year are $13.9 million and $4.9 million, respectively (Defined Benefit Pension Plan of $13.8 million and $4.9 million, respectively; and the Supplemental Retirement Plan of $0.1 million and $0.0 million, respectively).

Pension Assets

Fair Value Measurements

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) as discussed in Note 2.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:

•
Other than common/collective trust funds, hedge funds and non U.S. treasury debt securities, all the Plan’s investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

•
The Plan’s hedge fund investment is valued at net asset value of units held by the Plan. Unit value is determined primarily by references to the fund’s underlying assets, which are principally investments in another hedge fund which invests in U.S. and international equities. The Plan may redeem its ownership interest in the hedge fund at net asset value, with 60 days’ notice, on quarterly terms.

•
The Plan’s investments in common/collective trust funds are valued at the net asset value of the units of the common/collective trust funds held by the Plan at year-end. The Plan may redeem its units of the common/collective trust funds at net asset value daily. The objective of the common/collective trust funds the Plan is invested in is to track the performance of the Russell 1000 Growth or Russell 1000 Value index. These net asset values have been determined based on the market value of the underlying equity securities held by the common/collective trust funds.

•
The Plan’s investments in corporate bonds, municipal bonds, and U.S. Government agency fixed income securities are valued from third-party pricing sources, but they generally do not represent transaction prices for the identical security in an active market nor does it represent data obtained from an exchange.

•
The Plan’s investments in hedge funds, common/collective trust funds, and non U.S. treasury debt securities have been recorded at fair value and are all categorized as Level 2 investments in the fair value hierarchy.

The primary objective of the Plan is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the unfunded status of the Plan.  A secondary financial objective is, where possible, to minimize pension expense volatility.  The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective.  There can be no assurance that these objectives will be met.

In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes.  A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time.  Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles.  Stress assumptions are also examined, since the characteristics of asset classes are constantly changing.  A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons, and inflation expectations.

The Plan consultant develops forward-looking, long-term capital market assumptions for risk, return, and correlations for a variety of global asset classes, interest rates, and inflation.  These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment.  The consultant then determines an equilibrium long-term rate of return.  We then take into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Plan’s trust. Finally, we have the plan’s actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return.  We use an equilibrium expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes the Company’s target pension plan allocation for 2014:

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

	Fair Value Measurements at
	December 31, 2014
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$2,575	$2,575	$—	—%
Mutual funds:
U.S. equities	325,370	325,370	—	50%
International equities	56,662	56,662	—	9%
Fixed income	205,409	205,409	—	31%
Fixed income securities:
U.S. Treasury securities	66,913	66,913	—	10%
Hedge funds	310	—	310	—%
Total	$657,239	$656,929	$310	100%

	Fair Value Measurements at
	December 31, 2013
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$55,273	$55,273	$—	10%
Corporate stocks - common	45,875	45,875	—	8%
Mutual funds:
U.S. equities	182,251	182,251	—	33%
International equities	37,125	37,125	—	7%
Fixed income	1,568	1,568	—	—%
Fixed income securities:
U.S. Treasury securities	23,649	23,649	—	4%
U.S. Government agency securities	8,103	—	8,103	2%
Corporate bonds	159,393	—	159,393	28%
Hedge funds	7,750	—	7,750	1%
Other funds	40,599	40,599	—	7%
Total	$561,586	$386,340	$175,246	100%

Pension Funding

We contributed $54.1 million, $49.7 million, and $48.3 million to the Pension Plans in 2014, 2013 and 2012, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, IPL’s funding target liability shortfall is estimated to be approximately $19 million as of January 1, 2015. The shortfall must be funded over seven years. In addition, IPL must also contribute the normal service cost earned by active participants during the plan year. The funding of normal cost is expected to be about $7.8 million in 2015, which includes $3.0 million for plan expenses.   Each year thereafter, if the plan’s underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a new seven-year period.  IPL elected to fund $25.0 million in January 2015, which satisfies all funding requirements for the calendar year 2015.  IPL’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.

Benefit payments made from the Pension Plans for the years ended December 31, 2014 and 2013 were $32.6 million and $51.0 million respectively. Projected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2015	$36,339
2016	37,803
2017	39,372
2018	40,674
2019	42,086
2020 through 2024 (in total)	227,282

Defined Contribution Plans

All of IPL’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 86% of IPL’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan, while non-union new hires are covered by the RSP.

Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the IPL match. Employer contributions to the Thrift Plan were $3.0 million,  $3.0 million and $2.9 million for 2014, 2013 and 2012, respectively.

The RSP

Approximately 14% of IPL’s active employees are covered by the RSP, a qualified defined contribution plan containing a profit sharing component. Participants elect to make contributions to the RSP based on a percentage of their taxable compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s taxable compensation. In addition, the RSP has a profit sharing component whereby IPL contributes a percentage of each employee’s annual salary into the plan on a pre-tax basis. The profit sharing percentage is determined by the AES board of directors on an annual basis. Employer payroll-matching and profit sharing contributions (by IPL) relating to the RSP were $1.5 million, $1.8 million and $2.2 million for 2014, 2013 and 2012, respectively. The decline in 2014 is attributable to the RSP participants who were moved to the Service Company.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Pension And Other Postretirement Benefits
PENSION AND OTHER POSTRETIREMENT BENEFITS

The following table (in thousands) presents information for the six months ended June 30, 2015, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2014, before tax adjustments	$(91,182)
Net benefit cost components reflected in net funded status during first quarter:
Service cost	(2,079)
Interest cost	(7,408)
Expected return on assets	11,206
Employer contributions during quarter	25,000
Net unfunded status at March 31, 2015, before tax adjustments	$(64,463)
Net benefit cost components reflected in net funded status during second quarter:
Service cost	(2,078)
Interest cost	(7,408)
Expected return on assets	11,206
Net unfunded status at June 30, 2015, before tax adjustments	$(62,743)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2014, before tax adjustments	$236,891
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,216)
Amortization of net actuarial loss	(3,475)
Regulatory assets at March 31, 2015, before tax adjustments	$232,200
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,217)
Amortization of net actuarial loss	(3,475)
Regulatory assets at June 30, 2015, before tax adjustments	$227,508

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation - Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts yet to be recognized as components of net periodic benefit costs.

Pension Expense
The following table presents net  periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Six Months Ended,
	June 30,		June 30,
	2015	2014	2015	2014
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$2,078	$1,807	$4,157	$3,615
Interest cost	7,408	7,789	14,816	15,577
Expected return on plan assets	(11,206)	(10,473)	(22,412)	(20,946)
Amortization of prior service cost	1,217	1,213	2,433	2,426
Amortization of actuarial loss	3,475	2,426	6,950	4,855
Net periodic benefit cost	$2,972	$2,762	$5,944	$5,527

In addition, IPL provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. These postretirement health care benefits and the related unfunded obligation was $5.7 million and $5.4 million at June 30, 2015 and December 31, 2014, respectively. The related expense was not material to the Financial Statements in the periods covered by this report.

PENSION AND OTHER POSTRETIREMENT BENEFITS

Approximately 86% of IPL’s active employees are covered by the Defined Benefit Pension Plan as well as the Thrift Plan. The Defined Benefit Pension Plan is a qualified defined benefit plan, while the Thrift Plan is a qualified defined contribution plan. The remaining 14% of active employees are covered by the RSP. The RSP is a qualified defined contribution plan containing a profit sharing component. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan. This lump sum is in addition to the IPL match of participant contributions up to 6% of base compensation. The Defined Benefit Pension Plan is noncontributory and is funded through a trust. Benefits are based on each individual employee’s pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2014 was 25. The plan is closed to new participants.

IPL also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 175 active employees and 38 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2014. The plan is unfunded. These postretirement health care benefits and the related obligation were not material to the consolidated financial statements in the periods covered by this report.

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	$650,713	$763,600
Service cost	7,231	9,195
Interest cost	31,154	28,363
Actuarial loss (gain)	90,693	(99,455)
Amendments (primarily increases in pension bands)	1,233	(1)
Benefits paid	(32,603)	(50,989)
Projected benefit obligation at ending Measurement Date	748,421	650,713
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	561,586	495,082
Actual return on plan assets	74,147	67,791
Employer contributions	54,109	49,702
Benefits paid	(32,603)	(50,989)
Fair value of plan assets at ending Measurement Date	657,239	561,586
Unfunded status	$(91,182)	$(89,127)
Amounts recognized in the statement of financial position under ASC 715:
Current liabilities	$—	$—
Noncurrent liabilities	(91,182)	(89,127)
Net amount recognized	$(91,182)	$(89,127)
Sources of change in regulatory assets(1)
Prior service cost arising during period	$1,233	$—
Net loss (gain) arising during period	58,439	(128,960)
Amortization of prior service cost	(4,853)	(4,916)
Amortization of loss	(9,710)	(22,735)
Total recognized in regulatory assets(1)	$45,109	$(156,611)
Total amounts included in accumulated other comprehensive income (loss)	NA(1)	NA(1)
Amounts included in regulatory assets and liabilities(1):
Net loss	$211,592	$162,863
Prior service cost	25,299	28,920
Total amounts included in regulatory assets	$236,891	$191,783

(1) Represents amounts included in regulatory assets (liabilities) yet to be recognized as components of net prepaid (accrued) benefit costs.

Effect of ASC 715

ASC 715 requires a portion of pension and other postretirement liabilities to be classified as current liabilities to the extent the following year’s expected benefit payments are in excess of the fair value of plan assets. As each Pension Plan has assets with fair values in excess of the following year’s expected benefit payments, no amounts have been classified as current. Therefore, the entire net amount recognized in IPL’s Consolidated Balance Sheets of $91.2 million is classified as a long-term liability.

Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Benefit obligation	$748,421	$650,713
Plan assets	657,239	561,586
Benefit obligation in excess of plan assets	$91,182	$89,127

IPL’s total benefit obligation in excess of plan assets was $91.2 million as of December 31, 2014 ($90.1 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).

Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Accumulated benefit obligation	$734,328	$638,048
Plan assets	657,239	561,586
Accumulated benefit obligation in excess of plan assets	$77,089	$76,462

IPL’s total accumulated benefit obligation in excess of plan assets was $77.1 million as of December 31, 2014 ($76.0 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).

Pension Benefits and Expense

The 2014 net actuarial loss of $58.4 million is comprised of two parts: (1) a $90.7 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities (resulting in a loss of $73.4 million) and the adoption of a new mortality table (resulting in a loss of $19.4 million); partially offset by (2) a $32.3 million pension asset actuarial gain primarily due to higher than expected return on assets. The unrecognized net loss of $211.6 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates, the lower than expected return on assets during the year 2008, and the adoption of new mortality tables which increased the expected benefit obligation due to the longer expected lives of plan participants, since ASC 715 was adopted.  During 2014, the accumulated net loss was increased due to a combination of lower discount rates used to value pension liabilities and the adoption of a new mortality table to reflect the longer expected lives of plan participants, which was partially offset by a greater than expected return on pension assets.  The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 9.75 years based on estimated demographic data as of December 31, 2014. The projected benefit obligation of $748.4 million, less the fair value of assets of $657.2 million results in an unfunded status of $(91.2) million at December 31, 2014.

	Pension benefits for years ended December 31,
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,231	$9,195	$7,986
Interest cost	31,154	28,363	30,232
Expected return on plan assets	(41,893)	(38,287)	(32,554)
Amortization of prior service cost	4,853	4,916	4,246
Recognized actuarial loss	9,710	22,735	19,471
Total pension cost	11,055	26,922	29,381
Less: amounts capitalized	1,426	2,881	2,497
Amount charged to expense	$9,629	$24,041	$26,884
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.92%	3.80%	4.56%
Discount rate – supplemental retirement plan	4.64%	3.41%	4.37%
Expected return on defined benefit pension plan assets	7.00%	7.25%	7.50%
Expected return on supplemental retirement plan assets	7.00%	7.25%	7.50%

Pension expense for the following year is determined as of the December 31st measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes. For 2014, pension expense was determined using an assumed long-term rate of return on plan assets of 7.00%. As of the December 31, 2014 measurement date, IPL decreased the discount rate from 4.92% to 4.06% for the Defined Benefit Pension Plan and decreased the discount rate from 4.64% to 3.82% for the Supplemental Retirement Plan. The discount rate assumption affects the pension expense determined for 2015. In addition, IPL decreased the expected long-term rate of return on plan assets from 7.00% to 6.75% effective January 1, 2015. The expected long-term rate of return assumption affects the pension expense determined for 2015. The effect on 2015 total pension expense of a 25 basis point increase and decrease in the assumed discount rate is $(1.7) million and $1.7 million, respectively. The effect on 2015 total pension expense of a 100 basis point increase and decrease in the expected long-term rate of return on plan assets is $(6.7) million and $6.7 million, respectively.

Expected amortization

The estimated net loss and prior service cost for the Pension Plans that will be amortized from the regulatory asset into net periodic benefit cost over the 2015 plan year are $13.9 million and $4.9 million, respectively (Defined Benefit Pension Plan of $13.8 million and $4.9 million, respectively; and the Supplemental Retirement Plan of $0.1 million and $0.0 million, respectively).

Pension Assets

Fair Value Measurements

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) as discussed in Note 2.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:

•
Other than common/collective trust funds, hedge funds and non U.S. treasury debt securities, all the Plan’s investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

•
The Plan’s hedge fund investment is valued at net asset value of units held by the Plan. Unit value is determined primarily by references to the fund’s underlying assets, which are principally investments in another hedge fund which invests in U.S. and international equities. The Plan may redeem its ownership interest in the hedge fund at net asset value, with 60 days’ notice, on quarterly terms.

•
The Plan’s investments in common/collective trust funds are valued at the net asset value of the units of the common/collective trust funds held by the Plan at year-end. The Plan may redeem its units of the common/collective trust funds at net asset value daily. The objective of the common/collective trust funds the Plan is invested in is to track the performance of the Russell 1000 Growth or Russell 1000 Value index. These net asset values have been determined based on the market value of the underlying equity securities held by the common/collective trust funds.

•
The Plan’s investments in corporate bonds, municipal bonds, and U.S. Government agency fixed income securities are valued from third-party pricing sources, but they generally do not represent transaction prices for the identical security in an active market nor does it represent data obtained from an exchange.

•
The Plan’s investments in hedge funds, common/collective trust funds, and non U.S. treasury debt securities have been recorded at fair value and are all categorized as Level 2 investments in the fair value hierarchy.

The primary objective of the Plan is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the unfunded status of the Plan.  A secondary financial objective is, where possible, to minimize pension expense volatility.  The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective.  There can be no assurance that these objectives will be met.

In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes.  A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time.  Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles.  Stress assumptions are also examined, since the characteristics of asset classes are constantly changing.  A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons, and inflation expectations.

The Plan consultant develops forward-looking, long-term capital market assumptions for risk, return, and correlations for a variety of global asset classes, interest rates, and inflation.  These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment.  The consultant then determines an equilibrium long-term rate of return.  We then take into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Plan’s trust. Finally, we have the plan’s actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return.  We use an equilibrium expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes the Company’s target pension plan allocation for 2014:

Asset Category	Target Allocations
Equity Securities	60%
Debt Securities	40%

	Fair Value Measurements at
	December 31, 2014
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$2,575	$2,575	$—	—%
Mutual funds:
U.S. equities	325,370	325,370	—	50%
International equities	56,662	56,662	—	9%
Fixed income	205,409	205,409	—	31%
Fixed income securities:
U.S. Treasury securities	66,913	66,913	—	10%
Hedge funds	310	—	310	—%
Total	$657,239	$656,929	$310	100%

	Fair Value Measurements at
	December 31, 2013
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$55,273	$55,273	$—	10%
Corporate stocks - common	45,875	45,875	—	8%
Mutual funds:
U.S. equities	182,251	182,251	—	33%
International equities	37,125	37,125	—	7%
Fixed income	1,568	1,568	—	—%
Fixed income securities:
U.S. Treasury securities	23,649	23,649	—	4%
U.S. Government agency securities	8,103	—	8,103	2%
Corporate bonds	159,393	—	159,393	28%
Hedge funds	7,750	—	7,750	1%
Other funds	40,599	40,599	—	7%
Total	$561,586	$386,340	$175,246	100%

Pension Funding

We contributed $54.1 million, $49.7 million, and $48.3 million to the Pension Plans in 2014, 2013 and 2012, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, IPL’s funding target liability shortfall is estimated to be approximately $19 million as of January 1, 2015. The shortfall must be funded over 7 years. In addition, IPL must also contribute the normal service cost earned by active participants during the plan year. The funding of normal cost is expected to be about $7.8 million in 2015, which includes $3.0 million for plan expenses.   Each year thereafter, if the plan’s underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a new seven-year period.  IPL elected to fund $25.0 million in January 2015, which satisfies all funding requirements for the calendar year 2015.  IPL’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.

Benefit payments made from the Pension Plans for the years ended December 31, 2014 and 2013 were $32.6 million and $51.0 million respectively. Projected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2015	$36,339
2016	37,803
2017	39,372
2018	40,674
2019	42,086
2020 through 2024 (in total)	227,282

Defined Contribution Plans

All of IPL’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 86% of IPL’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan, while non-union new hires are covered by the RSP.

Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the IPL match. Employer contributions to the Thrift Plan were $3.0 million, $3.0 million and $2.9 million for 2014, 2013 and 2012, respectively.

The RSP

Approximately 14% of IPL’s active employees are covered by the RSP, a qualified defined contribution plan containing a profit sharing component. Participants elect to make contributions to the RSP based on a percentage of their taxable compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s taxable compensation. In addition, the RSP has a profit sharing component whereby IPL contributes a percentage of each employee’s annual salary into the plan on a pre-tax basis. The profit sharing percentage is determined by the AES board of directors on an annual basis. Employer payroll-matching and profit sharing contributions (by IPL) relating to the RSP were $1.5 million,  $1.8 million and $2.2 million for 2014, 2013 and 2012, respectively. The decline in 2014 is attributable to the RSP participants who were moved to the Service Company.